Earnings Per Share, Share Repurchases and Dividends on Common Stock (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Share Repurchases
The table below summarizes the company’s share repurchases:

Repurchase Program Authorization Date	Amount Authorized (in millions)	Total Shares Retired (in millions)	Average Price Per Share(1)	Date Completed	Shares Repurchased (in millions)

					Year Ended December 31
					2015	2014	2013
June 16, 2010	$5,350	83.7	$63.86	September 2013	—	—	18.6
May 15, 2013	$4,000	32.8	$121.97	March 2015	2.7	21.4	8.7
December 4, 2014	$3,000	16.6	$164.72		16.6	—	—
September 16, 2015	$4,000	—	$—		—	—	—
					19.3	21.4	27.3

(1)	Includes commissions paid.